Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities - CAD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Total [Member]
Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 900,872	$ 1,906,706
Due to related parties	143,832	281,844
Derivative liability		396,597
Lease liability	27,017	52,399
Total	1,071,721	2,637,546
Within 1 year [Member]
Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	900,872	1,906,706
Due to related parties	143,832	281,844
Derivative liability		396,597
Lease liability	27,017	52,399
Total	1,071,721	2,637,546
Within 2-5 years [Member]
Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability
Total